Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Insurance Company
at December 31, 2011
Schedule I — Summary of Investments Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which Shown in Balance Sheet
	(in thousands)
Fixed Maturity Securities
United States Government and government agencies and authorities	$2,084	$2,491	$2,491
States, municipalities and political subdivisions	53,880	57,063	57,063
Foreign governments	34,161	36,193	36,193
Asset-backed	1,899	1,943	1,943
Commercial mortgage-backed	9,581	10,171	10,171
Residential mortgage-backed	97,140	104,798	104,798
Corporate	2,327,256	2,653,275	2,653,275
Total fixed maturity securities	2,526,001	2,865,934	2,865,934
Equity Securities
Common stocks	92	169	169
Non-redeemable preferred stocks	81,051	80,712	80,712
Total equity securities	81,143	80,881	80,881
Commercial mortgage loans on real estate, at amortized cost	671,104	739,515	671,104
Policy loans	12,822	12,822	12,822
Short-term investments	82,664	82,664	82,664
Collateral held/pledged under securities agreements	42,830	42,666	42,666
Other investments	103,053	103,053	103,053
Total investments	$3,519,617	$3,927,535	$3,859,124